                        STAGECOACH FUNDS-Registered Trademark-

Semi-Annual Report

MONEY MARKET

       Funds


     Prime Money Market Fund

     Treasury Plus Money Market Fund


September 30, 1999

SERVICE CLASS

Money Market Funds                                             TABLE OF CONTENTS
------------------------------------------------------------------------

    LETTER TO SHAREHOLDERS...........................................1

    INVESTMENT ADVISOR COMMENTARY AND
    PERFORMANCE AT A GLANCE

        Prime Money Market Fund......................................3

        Treasury Plus Money Market Fund..............................3

    PORTFOLIOS OF INVESTMENTS

        Prime Money Market Fund......................................5

        Treasury Plus Money Market Fund..............................9

    STAGECOACH FUNDS

        Statement of Assets and Liabilities.........................12

        Statement of Operations.....................................13

        Statements of Changes in Net Assets.........................14

        Financial Highlights........................................16

        Notes to Financial Statements...............................27

    SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS..................35

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

LETTER TO SHAREHOLDERS                                        Money Market Funds
------------------------------------------------------------------------

TO OUR SHAREHOLDERS

  Thank you for investing in the Stagecoach Funds.
  It's a pleasure to provide you with the semi-annual report for the period ended September 30, 1999. The report includes information about your investment over the six-month period, including economic and market trends, a performance summary, a portfolio review and a strategic outlook.
  Several noteworthy events happened during the period, including the Dow Jones Industrial Average surpassing 10,000 points for the first time in its 104-year history in March, and the Federal Reserve Board (the "Fed") raising short-term interest rates twice between April 1, 1999, and September 30, 1999.
  Despite the two interest rate increases during the period, the nation's economy remained strong. Earnings for U.S. companies were robust, we had a budget surplus, inflation and unemployment remained low, and Americans seemed confident about the future. We were also in the midst of a prolonged bull market, which made U.S. capital markets attractive to investors both at home and abroad. By the end of the period, however, stocks suffered a setback, hurt by worries over the Fed tightening and higher interest rates early in the period, and by a weaker dollar and rising commodity prices in September 1999. By late September, both the DJIA and the S&P 500 Index were off about 10% from their summer peaks. Investors can expect some potential volatility toward the end of the year due to Y2K concerns.
  The interest rate increases were good news for the bond markets, which had discounted the Fed tightening in response to a strong economy before the rate increases. The increases helped restore order to the bond market, which had seen prices tumble and yields rise above 6% on the benchmark 30-year U.S. Treasury bond. The higher the bond yields move, the more likely investors will be to switch from stocks to the safety of bonds.

Money Market Funds                                        LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

  In addition, the short-term Treasury market experienced higher yields late in the six-month period. However, during the last half of September there was a rally in the six-month bills as the three-month bills were experiencing maturities in late December. Consequently, investors stayed away from the late December maturities due to Y2K concerns and reinvestment risk in late December. Third quarter short-term agency yields rose more than short-term Treasury yields, widening the spread between agencies' discount notes and T-Bills. Agency spreads widened out considerably in the front-end, primarily due to Y2K concerns. The spread in the three-month sector stood at 68 basis points, while the one-year spread was 60 basis points.
  As you read through this report and review the performance of the Funds within your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. We recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs.
  Thank you again for your continued investment with the Stagecoach Funds. At the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. The next annual or semi-annual report you receive will reflect the Wells Fargo Funds.

Sincerely,

/s/ Michael J. Hogan
Michael J. Hogan
Executive Vice President
Mutual Fund Group
Wells Fargo Bank, N.A.

/s/ R. Greg Feltus
R. Greg Feltus
Chairman and President
Stagecoach Funds, Inc.

INVESTMENT ADVISOR COMMENTARY                                 Money Market Funds
------------------------------------------------------------------------

PRIME MONEY MARKET FUND - SERVICE CLASS
TREASURY PLUS MONEY MARKET FUND - SERVICE CLASS

  TWO STAGECOACH MONEY MARKET FUNDS (EACH, A "FUND," COLLECTIVELY, THE "FUNDS") WILL BE HIGHLIGHTED IN THE FOLLOWING MANAGER DISCUSSION AND ANALYSIS.
  The Stagecoach Prime Money Market Fund seeks to provide investors with maximized current income to the extent consistent with preservation of capital and maintenance of liquidity.
  The Stagecoach Treasury Plus Money Market Fund seeks to provide investors with current income and stability of principal.
  The Funds are managed by Michael Neitzke of Wells Capital Management Incorporated. Mr. Neitzke joined Wells Fargo Bank in 1996 from First Interstate Capital Management. He has more than a decade of experience in managing taxable money market mutual funds at First Interstate Bank and Union Capital Advisors. He holds a B.A. in Finance from California State University, Los Angeles.

PERFORMANCE SUMMARY
  For the six-month period ended September 30, 1999, the Stagecoach Money Market Funds' cumulative total returns(1) were as follows:

--------------------------------------------------

  PRIME MONEY MARKET FUND                           2.38%
  TREASURY PLUS MONEY MARKET FUND                   2.23%

  The seven-day current yields for the Stagecoach Money Market Funds as of September 30, 1999, were the following:

--------------------------------------------------
  PRIME MONEY MARKET FUND                           5.02%
  TREASURY PLUS MONEY MARKET FUND                   4.53%

  Keep in mind that past performance is no guarantee of future results.

Money Market Funds                                 INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

PORTFOLIO REVIEW
  The Federal Reserve Board (the "Fed") raised the Federal Funds Rate on August 24 from 5.00% to 5.25%, as anticipated. This move by the Fed, along with the June 30 Federal Funds Rate increase from 4.75% to 5.00%, caused the money market yield curve to become steeper. The Fed described these rate increases as a partial effort to undo the three rate decreases it made last fall to address the economic turmoil overseas. Another factor causing money market yields to increase is that borrowers are avoiding purchasing securities that mature in late December due to potential Y2K problems, thus increasing the demand for securities of other maturities. The Funds performed favorably compared to their benchmarks because they maintained weighted average maturities which were longer than average.

STRATEGIC OUTLOOK
  The Fed was expected to increase short-term interest rates once again in November in its continued fight against inflation and to restrain long-term interest rates. Going forward, the Funds will continue to take advantage of the relatively steep yield curve by maintaining weighted average maturities longer than average, while maintaining high credit quality. To maintain adequate liquidity, the Funds will continue to hold core assets of overnight repurchase agreements. We believe it's prudent to continue to focus more on credit quality, stability, capital preservation and liquidity, rather than yield.

(1) Figures quoted represent past performance, which is no guarantee of future results. The Funds are neither insured nor guaranteed by the U.S. Government.

    The Funds' manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions, the Funds' returns would have been lower. There is no guarantee such reductions will continue.

    An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999 (UNAUDITED) Prime Money Market
Fund
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
 PRINCIPAL     SECURITY NAME                              RATE          DATE         VALUE
               CERTIFICATES OF DEPOSIT - 20.09%

$ 50,000,000   Abn-Amro Bank NV                            5.30%      03/09/00   $   49,991,570
  34,250,000   Bayerische Hypo Verinsbank NY               5.27       03/03/00       34,238,883
  50,000,000   Beta Finance Incorporated                   5.15       02/18/00       49,995,504
  25,000,000   Chase Manhattan USA                         5.61       01/18/00       25,000,000
  50,000,000   Chase USA                                   5.38       10/01/99       50,000,000
  30,000,000   Credit Suisse First Boston                  5.60       01/25/00       30,000,467
  75,000,000   Dresdner Bank AG NY                         5.31       12/09/99       75,000,000
  25,000,000   Natexis Bank                                5.28       12/07/99       25,000,906
  60,000,000   National Westminster Plc NY                 5.13       03/17/00       59,993,373
  50,000,000   National Westminster Plc NY                 5.14       04/14/00       49,987,094
  50,000,000   RaboBank Nederland NY                       5.03       01/18/00       50,001,458
 160,000,000   Southtrust Bank                             5.69       10/01/99      160,000,000
  60,000,000   Southtrust Bank                             5.63       10/01/99       60,000,000
                                                                                 --------------
               TOTAL CERTIFICATES OF DEPOSIT                                     $  719,209,255
               (Cost $719,209,255)

               COMMERCIAL PAPER - 56.23%

$ 48,500,000   Apreco Incorporated                         5.36%      10/20/99   $   48,362,799
  40,000,000   Atlantis One Funding Corporation            5.78#      02/10/00       39,152,267
  65,000,000   BankAmerica                                 5.19#      11/03/99       64,690,762
  50,000,000   BankAmerica                                 4.85#      11/10/99       49,730,556
  64,859,000   Barton Capital Corporation                  5.35       10/12/99       64,752,974
  58,101,000   Barton Capital Corporation                  5.80       03/06/00       56,631,805
  35,000,000   Bavaria Universal Funding                   5.28       02/15/00       34,998,711
  30,000,000   Beta Finance Incorporated                   6.15       09/14/00       30,000,000
  67,597,000   Compass Securitization                      5.40       11/09/99       67,201,558
  24,966,000   Compass Securitization LLC                  5.22#      12/17/99       24,688,820
  85,000,000   Corporate Receivables Corporation++         5.34       10/15/99       84,823,483
  50,000,000   Corporate Receivables Corporation           5.36       10/07/99       49,955,333
  75,000,000   Credit Suisse First Boston                  5.81       03/06/00       73,099,647
  49,000,000   CXC Incorporated                            5.34       10/14/99       48,905,504
  50,000,000   Dresdner Bank AG                            5.30       10/06/99       49,963,194
  35,000,000   Dresdner U.S. Finance                       4.88#      01/14/00       34,501,833
 145,000,000   Ford Motor Credit                           5.31       10/07/99      144,871,675
  70,000,000   GE Capital Services Incorporated            5.33       11/04/99       69,647,628

Prime Money Market Fund PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
(UNAUDITED)
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
 PRINCIPAL     SECURITY NAME                              RATE          DATE         VALUE
               COMMERCIAL PAPER (CONTINUED)
$ 75,000,000   GE Financial Assurance                      5.33%      10/13/99   $   74,866,750
  25,000,000   GE Capital Services Incorporated            4.87#      01/24/00       24,611,076
  50,000,000   Goldman Sachs Group LP                      5.15#      10/19/99       49,871,250
  35,000,000   Goldman Sachs Group LP                      5.63#      02/03/00       34,316,406
  25,000,000   Goldman Sachs Group LP                      6.10       09/25/00       25,000,000
  12,000,000   Goldman Sachs Group LP                      6.07       08/31/00       12,000,000
  75,000,000   Grand Funding Corporation                   5.87       01/05/00       73,826,001
  50,000,000   Grand Funding Corporation                   5.78       03/03/00       48,763,723
  20,000,000   Greenwich Funding Corporation++             5.35       10/06/99       19,985,139
  40,000,000   JP Morgan & Company                         5.12#      12/08/99       39,613,156
  45,000,000   Moat Funding LLC                            5.73#      05/09/00       43,417,088
  30,000,000   Mont Blanc Capital                          5.35       10/07/99       29,973,250
  29,956,000   Monte Rosa Capital                          5.35       10/12/99       29,907,030
  25,000,000   Morgan Stanley/Dean Witter                  5.45#      01/19/00       24,583,680
  30,000,000   Moriarty Ltd                                5.35       10/20/99       29,915,292
  40,000,000   Old Line Funding Corporation                5.81       01/27/00       39,238,245
  30,000,000   Perry Funding Corporation                   5.87       03/08/00       29,222,226
  35,000,000   Salomon Smith Barney Holdings               5.42#      01/18/00       34,425,630
 125,000,000   Sheffield Receivables Corporation++         5.36       10/01/99      125,000,000
  50,000,000   Special Purpose A/R Corporation             5.95       02/18/00       48,843,057
  50,000,000   Trident Capital Finance                     5.36       10/14/99       49,903,222
  29,949,000   Triple A One Funding                        5.38       11/02/99       29,805,777
  60,000,000   UBS Finance Incorporated                    5.63       10/01/99       60,000,000
                                                                                 --------------
               TOTAL COMMERCIAL PAPER                                            $2,013,066,547
               (Cost $2,013,066,547)

               CORPORATE BONDS & NOTES - 10.50%

$ 12,500,000   Abbey National Treasury Services            5.13%      05/04/00   $   12,495,013
  30,000,000   Abbey National Treasury Services            5.65       07/24/00       29,988,306
  25,000,000   BankAmerica                                 5.00       01/06/00       24,998,718
  58,300,000   CC USA Incorporated                         5.61       06/07/00       58,300,000
  20,000,000   Goldman Sachs Group LP                      6.00       08/07/00       20,000,000
  50,000,000   IBM Credit Corporation                      5.27       04/07/00       49,981,872
  40,000,000   IBM Credit Corporation                      4.67       10/29/99       39,998,696

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999 (UNAUDITED) Prime Money Market
Fund
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
 PRINCIPAL     SECURITY NAME                              RATE          DATE         VALUE
               CORPORATE BONDS & NOTES (CONTINUED)
$ 50,000,000   Sigma Finance Incorporated                  5.04%      02/02/00   $   50,000,000
  30,000,000   Sigma Finance Incorporated                  5.23       03/29/00       30,000,000
  25,000,000   Sigma Finance Incorporated                  5.44       05/24/00       25,000,000
  35,000,000   Texaco Capital Corporation                  5.11       05/03/00       34,986,081
                                                                                 --------------
               TOTAL CORPORATE BONDS & NOTES                                     $  375,748,686
               (Cost $375,748,686)

               VARIABLE AND FLOATING RATE BONDS - 11.45%

$ 50,000,000   Comerica Bank                               5.43%      09/25/00   $   49,966,149
  30,000,000   Goldman Sachs Group LP                      5.47       09/15/00       29,997,130
  50,000,000   Huntington National Bank                    5.29       10/26/99       49,998,990
  75,000,000   KeyBank N.A.                                5.33       10/04/99       74,999,759
 125,000,000   National City Bank                          5.42       09/29/00      124,902,187
  40,000,000   National Rural Utilities                    5.32       11/23/99       40,000,000
  40,000,000   Special Purpose A/R Corporation             5.53       02/24/00       40,000,000
                                                                                 --------------
               TOTAL VARIABLE AND FLOATING RATE BONDS                            $  409,864,216
               (Cost $409,864,216)

Prime Money Market Fund PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999
(UNAUDITED)
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
 PRINCIPAL     SECURITY NAME                              RATE          DATE         VALUE
               REPURCHASE AGREEMENTS - 1.33%

$ 30,916,000   Goldman Sachs Pooled Repurchase
                 Agreement - 102% Collateralized by
                 U.S. Government Securities                5.28%      10/01/99   $   30,916,000
   5,374,000   JP Morgan Securities Incorporated
                 Repurchase Agreement - 102%
                 Collateralized by U.S. Government
                 Securities                                5.25       10/01/99        5,374,000
  11,228,000   Morgan Stanley & Company Repurchase
                 Agreement - 102% Collateralized by
                 U.S. Government Securities                5.20       10/01/99       11,228,000
                                                                                 --------------
               TOTAL REPURCHASE AGREEMENTS                                       $   47,518,000
               (Cost $47,518,000)

               TOTAL INVESTMENTS IN SECURITIES

    (Cost $3,565,406,704)* (Note 1)              99.60%     $3,565,406,704
    Other Assets and Liabilities, Net             0.40          14,438,739
                                                ------      --------------
    TOTAL NET ASSETS                            100.00%     $3,579,845,443
                                                ======      ==============
--------------------------------------------------------------------------

        ++  REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF PRIVATE
            PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION
            4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO
            QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED
            LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH
            PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
         #  YIELD TO MATURITY.
         *  COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR
            FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)                   Treasury Plus Money Market Fund
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
 PRINCIPAL     SECURITY NAME                              RATE          DATE         VALUE
               U.S. TREASURY SECURITIES - 55.72%
               U.S. TREASURY BILLS - 33.69%
$605,000,000   U.S. Treasury Bills                         4.00%#     10/07/99   $  604,570,500
  60,000,000   U.S. Treasury Bills                         4.71#      01/06/00       59,217,533
  40,000,000   U.S. Treasury Bills                         4.65#      12/23/99       39,554,566
  20,000,000   U.S. Treasury Bills                         4.76#      01/13/00       19,725,555
                                                                                 --------------
                                                                                 $  723,068,154

               U.S. TREASURY NOTES - 22.03%
$130,000,000   U.S. Treasury Notes                         7.13%      02/29/00   $  131,146,706
 125,000,000   U.S. Treasury Notes                         7.75       01/31/00      126,192,730
  65,000,000   U.S. Treasury Notes                         7.75       11/30/99       65,315,366
  50,000,000   U.S. Treasury Notes                         5.50       02/29/00       50,132,125
  50,000,000   U.S. Treasury Notes                         5.63       11/30/99       50,081,071
  30,000,000   U.S. Treasury Notes                         5.38       07/31/00       29,968,820
  20,000,000   U.S. Treasury Notes                         5.38       01/31/00       20,029,996
                                                                                 --------------
                                                                                 $  472,866,814
               TOTAL U.S. TREASURY SECURITIES                                    $1,195,934,968
               (Cost $1,195,934,968)

                                                      PORTFOLIO OF INVESTMENTS -

Treasury Plus Money Market Fund                   SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                        INTEREST      MATURITY
 PRINCIPAL     SECURITY NAME                              RATE          DATE         VALUE
               REPURCHASE AGREEMENTS - 44.30%

$  5,808,000   Goldman Sachs Pooled Repurchase
                 Agreement - 102% Collateralized by
                 U.S. Government Securities                5.28       10/01/99   $    5,808,000
 208,190,000   HSBC Securities Incorporated Repurchase
                 Agreement - 102% Collateralized by
                 U.S. Government Securities                5.28       10/01/99      208,190,000
 380,379,000   JP Morgan Securities Incorporated
                 Repurchase Agreement - 102%
                 Collateralized by U.S. Government
                 Securities                                5.25       10/01/99      380,379,000
 356,614,000   Morgan Stanley & Company Repurchase
                 Agreement - 102% Collateralized by
                 U.S. Government Securities                5.20       10/01/99      356,614,000
                                                                                 --------------
               TOTAL REPURCHASE AGREEMENTS                                       $  950,991,000

               TOTAL INVESTMENTS IN SECURITIES

    (Cost $2,146,925,968)* (Notes 1 and 3)      100.02%     $2,146,925,968
    Other Assets and Liabilities, Net            (0.02)           (507,490)
                                                ------      --------------
    TOTAL NET ASSETS                            100.00%     $2,146,418,478
                                                ======      ==============
--------------------------------------------------------------------------

         #  YIELD TO MATURITY.
         *  COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR
            FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                           STATEMENT OF ASSETS AND LIABILITIES -
Money Market Funds                                SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                         PRIME      TREASURY PLUS
                                                  MONEY MARKET       MONEY MARKET
                                                          FUND               FUND

ASSETS
INVESTMENTS:
  In securities, at market value and
    cost (includes repurchase agreements
    of $479,541,000 for the Prime Money
    Market Fund and $918,454,573 for the
    Treasury Plus Money Market Fund)            $3,565,406,704     $2,146,925,968
  Cash                                                  52,344             12,875
RECEIVABLES
  Interest                                          21,709,051          5,884,623
Organization expenses, net of
  amortization                                          13,636             25,179
TOTAL ASSETS                                     3,587,181,735      2,152,848,645

LIABILITIES
Payables:
  Distribution to shareholders                       5,770,118          5,055,097
  Due to distributor (Note 2)                          123,517             98,998
  Due to adviser (Note 2)                            1,171,173            795,190
  Other                                                271,484            480,882
TOTAL LIABILITIES                                    7,336,292          6,430,167
TOTAL NET ASSETS                                $3,579,845,443     $2,146,418,478
NET ASSETS CONSIST OF:
  Paid-in capital                               $3,579,852,422     $2,146,418,478
  Undistributed net realized gain (loss)
    on investments                                      (6,979)                 0
TOTAL NET ASSETS                                $3,579,845,443     $2,146,418,478

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A                            $  483,356,697     $  586,180,875
Shares outstanding - Class A                       483,463,122        586,222,928
Net asset value and offering price per
  share - Class A                               $         1.00     $         1.00
Net assets - Administrative Class               $  361,365,090     $   74,766,729
Shares outstanding - Administrative
  Class                                            361,308,015         74,752,284
Net asset value and offering price per
  share - Administrative Class                  $         1.00     $         1.00
Net assets - Class E                                       N/A     $  628,328,155
Shares outstanding - Class E                               N/A        628,322,078
Net asset value and offering price per
  share - Class E                                          N/A     $         1.00
Net assets - Institutional Class                $1,236,186,946     $  567,988,280
Shares outstanding - Institutional Class         1,236,267,382        568,123,381
Net asset value and offering price per
  share - Institutional Class                   $         1.00     $         1.00
Net assets - Service Class                      $1,498,936,710     $  289,154,439
Shares outstanding - Service Class               1,499,061,880        289,173,661
Net asset value and offering price per
  share - Service Class                         $         1.00     $         1.00
---------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS -
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)  Money Market Funds
------------------------------------------------------------------------

                                                        PRIME      TREASURY PLUS
                                                 MONEY MARKET       MONEY MARKET
                                                         FUND               FUND

INVESTMENT INCOME
  Interest                                      $ 95,329,438       $ 58,344,854
TOTAL INVESTMENT INCOME                           95,329,438         58,344,854
EXPENSES (NOTE 2)
  Advisory fees                                    4,624,393          3,009,213
  Administration fees                              2,458,922          1,571,067
  Custody fees                                       308,911            201,017
  Shareholder servicing fees                       2,495,407          2,258,194
  Portfolio accounting fees                          400,784            271,751
  Transfer agency fees                               687,607            568,488
  Distribution fees                                        0                  0
  Organization costs                                   6,288             11,608
  Legal and audit fees                               142,841            115,050
  Registration fees                                   73,301             62,703
  Directors' fees                                        214                943
  Shareholder reports                                 28,212            131,804
  Other                                               62,429             41,901
TOTAL EXPENSES                                    11,289,309          8,243,739
Less:
  Waived fees and reimbursed expenses             (3,490,553)        (2,388,429)
Net Expenses                                       7,798,756          5,855,310
NET INVESTMENT INCOME                             87,530,682         52,489,544
NET REALIZED GAIN (LOSS) ON SALE OF
INVESTMENTS                                           (6,979)                (2)
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                               $ 87,523,703       $ 52,489,542
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Funds                           STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                                          PRIME MONEY MARKET FUND
                                             ------------------------------------
                                                   (UNAUDITED)
                                                   FOR THE SIX            FOR THE
                                                  MONTHS ENDED         YEAR ENDED
                                                SEPT. 30, 1999     MARCH 31, 1999

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                        $      87,530,682  $     152,557,970
Net realized gain (loss) on sale of
  investments                                           (6,979)            94,589
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                   87,523,703        152,652,559
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                        (12,317,278)       (27,896,647)
    ADMINISTRATIVE CLASS                           (10,270,127)       (28,624,366)
    CLASS E                                                N/A                N/A
    INSTITUTIONAL CLASS                            (33,781,023)       (55,769,695)
    SERVICE CLASS                                  (31,199,047)       (40,267,262)
  From net realized gain on sale of
    investments
    CLASS A                                                  0            (20,169)
    ADMINISTRATIVE CLASS                                     0            (21,999)
    CLASS E                                                N/A                N/A
    INSTITUTIONAL CLASS                                      0            (44,180)
    SERVICE CLASS                                            0            (36,688)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A            1,386,504,174      3,566,811,184
  Reinvestment of dividends - Class A                2,696,837          7,603,683
  Cost of shares redeemed - Class A             (1,483,050,777)    (3,589,517,754)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                           (93,849,766)       (15,102,887)
  Proceeds from shares sold -
    Administrative Class                           801,755,997      1,792,211,104
  Reinvestment of dividends -
    Administrative Class                            11,108,370         27,149,796
  Cost of shares redeemed -
    Administrative Class                          (918,645,406)    (1,953,181,855)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADMINISTRATIVE CLASS             (105,781,039)      (133,820,955)
  Proceeds from shares sold - Class E                      N/A                N/A
  Reinvestment of dividends - Class E                      N/A                N/A
  Cost of shares redeemed - Class E                        N/A                N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS E                                   N/A                N/A
  Proceeds from shares sold -
    Institutional Class                         24,131,440,370     10,313,551,923
  Reinvestment of dividends -
    Institutional Class                             16,511,504         19,732,250
  Cost of shares redeemed -
    Institutional Class                        (24,615,842,236)    (9,431,689,997)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS              (467,890,362)       901,594,176
  Proceeds from shares sold - Service
    Class                                        2,096,987,938      2,945,429,480
  Reinvestment of dividends - Service
    Class                                           24,601,508         20,604,434
  Cost of shares redeemed - Service
    Class                                       (1,737,092,198)    (2,505,257,696)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE CLASS                     384,497,248        460,776,218
INCREASE (DECREASE) IN NET ASSETS                 (283,067,691)     1,213,418,105

NET ASSETS:
  Beginning net assets                           3,862,913,134      2,649,495,029
  ENDING NET ASSETS                          $   3,579,845,443  $   3,862,913,134
---------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                           Money Market Funds
------------------------------------------------------------------------

                                               TREASURY PLUS MONEY MARKET FUND
                                          ------------------------------------
                                                (UNAUDITED)
                                                FOR THE SIX            FOR THE
                                               MONTHS ENDED         YEAR ENDED
                                             SEPT. 30, 1999     MARCH 31, 1999

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                     $      52,489,544  $     102,461,486
Net realized gain (loss) on sale of
  investments                                            (2)            94,206
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                52,489,542        102,555,692
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                     (12,074,264)       (21,822,781)
    ADMINISTRATIVE CLASS                         (1,839,553)        (6,110,905)
    CLASS E                                     (11,694,246)       (28,595,708)
    INSTITUTIONAL CLASS                         (15,954,588)       (24,663,853)
    SERVICE CLASS                               (10,926,893)       (21,268,239)
  From net realized gain on sale of
    investments
    CLASS A                                               0            (28,818)
    ADMINISTRATIVE CLASS                                  0             (6,270)
    CLASS E                                               0            (34,041)
    INSTITUTIONAL CLASS                                   0            (29,922)
    SERVICE CLASS                                         0            (27,945)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A         1,106,353,627      1,880,148,228
  Reinvestment of dividends - Class A             2,680,280          4,574,374
  Cost of shares redeemed - Class A          (1,066,755,596)    (1,722,403,471)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                         42,278,311        162,319,131
  Proceeds from shares sold -
    Administrative Class                         70,547,602        211,237,826
  Reinvestment of dividends -
    Administrative Class                          2,079,789          6,183,801
  Cost of shares redeemed -
    Administrative Class                        (97,969,603)      (294,254,788)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADMINISTRATIVE CLASS           (25,342,212)       (76,833,161)
  Proceeds from shares sold - Class E           757,333,746      1,690,444,889
  Reinvestment of dividends - Class E                     1                  0
  Cost of shares redeemed - Class E            (713,456,607)    (1,821,543,593)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS E                         43,877,140       (131,098,704)
  Proceeds from shares sold -
    Institutional Class                      25,808,059,953      5,020,036,817
  Reinvestment of dividends -
    Institutional Class                           7,101,906          5,523,692
  Cost of shares redeemed -
    Institutional Class                     (25,741,160,218)    (5,033,058,755)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS             74,001,641         (7,498,246)
  Proceeds from shares sold - Service
    Class                                     1,843,924,737      3,847,684,188
  Reinvestment of dividends - Service
    Class                                         3,941,144          5,368,260
  Cost of shares redeemed - Service
    Class                                    (2,006,597,246)    (3,772,268,891)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE CLASS                 (158,731,365)        80,783,557
INCREASE (DECREASE) IN NET ASSETS               (23,916,487)        27,639,787

NET ASSETS:
  Beginning net assets                        2,170,334,965      2,142,695,178
  ENDING NET ASSETS                       $   2,146,418,478  $   2,170,334,965
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                             PRIME MONEY MARKET FUND (1)
                                                                                 CLASS A
                                                     -----------------------------------
                                                     (UNAUDITED)
                                                      SIX MONTHS
                                                           ENDED  YEAR ENDED  YEAR ENDED
                                                       SEPT. 30,   MARCH 31,   MARCH 31,
                                                            1999        1999        1998
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $1.00       $1.00       $1.00
                                                      ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                             0.02        0.05        0.05
  Net realized gain (loss) on investments                  0.00        0.00        0.00
                                                      ---------   ---------   ---------
TOTAL FROM INVESTMENT OPERATIONS                           0.02        0.05        0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                    (0.02)      (0.05)      (0.05)
  Distributions from net realized gain                     0.00        0.00        0.00
                                                      ---------   ---------   ---------
TOTAL FROM DISTRIBUTIONS                                  (0.02)      (0.05)      (0.05)
                                                      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                            $1.00       $1.00       $1.00
                                                      =========   =========   =========
TOTAL RETURN (NOT ANNUALIZED)                             2.22%       4.83%       5.24%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                     $483,357    $577,213    $592,317
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                 0.75%       0.72%       0.61%
  Ratio of net investment income to average net
    assets                                                4.39%       4.71%       5.11%
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                     0.80%       0.78%       0.83%
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                                4.34%       4.65%       4.89%
----------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                        PRIME MONEY MARKET FUND (1) (CONT.)
                                    CLASS A (CONT.)             ADMINISTRATIVE CLASS    INSTITUTIONAL CLASS
                              --------------------- -------------------------------- ----------------------
                                                    (UNAUDITED)                      (UNAUDITED)
                              SIX MONTHS             SIX MONTHS               PERIOD  SIX MONTHS
                                   ENDED YEAR ENDED       ENDED YEAR ENDED     ENDED       ENDED YEAR ENDED
                               MARCH 31,  SEPT. 30,   SEPT. 30,  MARCH 31, MARCH 31,   SEPT. 30,  MARCH 31,
                                1997 (2)   1996 (3)        1999       1999  1998 (4)        1999       1999
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00      $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------   ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.02       0.05        0.02       0.05       0.02       0.02       0.05
  Net realized gain (loss)
    on investments                 0.00       0.00        0.00       0.00       0.00       0.00       0.00
                              ---------  ---------   ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.02       0.05        0.02       0.05       0.02       0.02       0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.02)     (0.05)      (0.02)     (0.05)     (0.02)      (0.02)     (0.05)
  Distributions from net
    realized gain                  0.00       0.00        0.00       0.00       0.00       0.00       0.00
                              ---------  ---------   ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.02)     (0.05)      (0.02)     (0.05)     (0.02)      (0.02)     (0.05)
                              ---------  ---------   ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                          $1.00      $1.00       $1.00      $1.00      $1.00      $1.00      $1.00
                              =========  =========   =========  =========  =========  =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)                     2.49%      5.09%       2.38%      5.12%      1.57%      2.48%      5.31%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $277,044   $264,900    $361,365   $467,151   $600,975 $1,236,187  $1,704,093
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.55%      0.55%       0.45%      0.43%      0.40%      0.25%      0.25%
  Ratio of net investment
    income to average net
    assets                        4.95%      5.06%       4.68%      5.02%      5.34%      4.89%      5.12%
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        0.75%      0.68%       0.63%      0.59%      0.55%      0.45%      0.39%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        4.75%      4.93%       4.50%      4.86%      5.19%      4.69%      4.98%
-----------------------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                        PRIME MONEY MARKET
                                                                          FUND (1) (CONT.)
                                                               INSTITUTIONAL CLASS (CONT.)
                                                              ----------------------------
                                                                                SIX MONTHS
                                                                 YEAR ENDED          ENDED
                                                                  MARCH 31,      MARCH 31,
                                                                       1998       1997 (2)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $1.00          $1.00
                                                                ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       0.05           0.03
  Net realized gain (loss) on investments                            0.00           0.00
                                                                ---------      ---------
TOTAL FROM INVESTMENT OPERATIONS                                     0.05           0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                              (0.05)         (0.03)
  Distributions from net realized gain                               0.00           0.00
                                                                ---------      ---------
TOTAL FROM DISTRIBUTIONS                                            (0.05)         (0.03)
                                                                ---------      ---------
NET ASSET VALUE, END OF PERIOD                                      $1.00          $1.00
                                                                =========      =========
TOTAL RETURN (NOT ANNUALIZED)                                       5.58%          2.64%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                               $802,511       $538,195
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                           0.25%          0.25%
  Ratio of net investment income to average net assets              5.46%          5.25%
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                           0.41%          0.38%
Ratio of net investment income to average net assets prior
  to waived fees and reimbursed expenses                            5.30%          5.12%
------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                   PRIME MONEY MARKET FUND (1) (CONT.)
                              INSTITUTIONAL CLASS (CONT.)                                SERVICE CLASS
                              --------------------------- --------------------------------------------
                                                          (UNAUDITED)
                                                   PERIOD  SIX MONTHS                       SIX MONTHS
                                 YEAR ENDED         ENDED       ENDED YEAR ENDED YEAR ENDED      ENDED
                                  SEPT. 30,     SEPT. 30,   SEPT. 30,  MARCH 31,  MARCH 31,  MARCH 31,
                                       1996      1995 (3)        1999       1999       1998   1997 (2)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                         $1.00         $1.00        $1.00      $1.00      $1.00      $1.00
                                ---------     ---------    ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                           0.05          0.01         0.02       0.05       0.05       0.03
  Net realized gain (loss)
    on investments                   0.00          0.00         0.00       0.00       0.00       0.00
                                ---------     ---------    ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                         0.05          0.01         0.02       0.05       0.05       0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               (0.05)        (0.01)       (0.02)     (0.05)     (0.05)     (0.03)
  Distributions from net
    realized gain                    0.00          0.00         0.00       0.00       0.00       0.00
                                ---------     ---------    ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS            (0.05)        (0.01)       (0.02)     (0.05)     (0.05)     (0.03)
                                ---------     ---------    ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                            $1.00         $1.00        $1.00      $1.00      $1.00      $1.00
                                =========     =========    =========  =========  =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)                       5.39%       5.65%**        2.38%      5.10%      5.37%      2.54%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $423,959       $30,606   $1,498,937  $1,114,456  $653,693   $626,105
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets              0.25%         0.26%        0.45%      0.45%      0.45%      0.45%
  Ratio of net investment
    income to average net
    assets                          5.33%         5.67%        4.70%      4.93%      5.24%      5.04%
------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                          0.60%         0.69%        0.70%      0.68%      0.65%      0.60%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                          4.98%         5.24%        4.45%      4.70%      5.04%      4.89%
------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                  PRIME MONEY MARKET
                                                                    FUND (1) (CONT.)
                                                               SERVICE CLASS (CONT.)
                                                              ----------------------
                                                              YEAR ENDED  YEAR ENDED
                                                               SEPT. 30,   SEPT. 30,
                                                                    1996        1995
------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00       $1.00
                                                              ---------   ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.05        0.05
  Net realized gain (loss) on investments                          0.00        0.00
                                                              ---------   ---------
TOTAL FROM INVESTMENT OPERATIONS                                   0.05        0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.05)      (0.05)
  Distributions from net realized gain                             0.00        0.00
                                                              ---------   ---------
TOTAL FROM DISTRIBUTIONS                                          (0.05)      (0.05)
                                                              ---------   ---------
NET ASSET VALUE, END OF PERIOD                                    $1.00       $1.00
                                                              =========   =========
TOTAL RETURN (NOT ANNUALIZED)                                     5.19%       5.60%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                             $740,760    $614,101
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         0.45%       0.41%
  Ratio of net investment income to average net assets            5.14%       5.47%
------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                         0.62%       0.68%
Ratio of net investment income to average net assets prior
  to waived fees and reimbursed expenses                          4.97%       5.20%
------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                  TREASURY PLUS MONEY MARKET FUND (4)
                                                                              CLASS A
                              -------------------------------------------------------
                              (UNAUDITED)
                               SIX MONTHS                       SIX MONTHS
                                    ENDED YEAR ENDED YEAR ENDED      ENDED YEAR ENDED
                                SEPT. 30,  MARCH 31,  MARCH 31,  MARCH 31,  SEPT. 30,
                                     1999       1999       1998   1997 (2)   1996 (3)
-------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00      $1.00      $1.00      $1.00      $1.00
                               ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.02       0.05       0.05       0.02       0.05
  Net realized gain (loss)
    on investments                  0.00       0.00       0.00       0.00       0.00
                               ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02       0.05       0.05       0.02       0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)     (0.05)     (0.05)     (0.02)     (0.05)
  Distributions from net
    realized gain                   0.00       0.00       0.00       0.00       0.00
                               ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS           (0.02)     (0.05)     (0.05)     (0.02)     (0.05)
                               ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                           $1.00      $1.00      $1.00      $1.00      $1.00
                               =========  =========  =========  =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)                      2.13%      4.62%      5.06%      2.42%      4.95%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $586,181   $543,903   $381,594    $66,486    $53,706
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.65%      0.65%      0.62%      0.55%      0.55%
  Ratio of net investment
    income to average net
    assets                         4.20%      4.50%      4.93%      4.81%      4.96%
-------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.81%      0.79%      0.85%      0.75%      0.67%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.04%      4.36%      4.70%      4.61%      4.84%
-------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                       TREASURY PLUS MONEY MARKET FUND (2)
                                                                                   (CONT.)
                                                                      ADMINISTRATIVE CLASS
                                                     -------------------------------------
                                                     (UNAUDITED)
                                                      SIX MONTHS                    PERIOD
                                                           ENDED   YEAR ENDED        ENDED
                                                       SEPT. 30,    MARCH 31,    MARCH 31,
                                                            1999         1999     1998 (1)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $1.00        $1.00        $1.00
                                                      ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                             0.02         0.05         0.02
  Net realized gain (loss) on investments                  0.00         0.00         0.00
                                                      ---------    ---------    ---------
TOTAL FROM INVESTMENT OPERATIONS                           0.02         0.05         0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income                    (0.02)       (0.05)       (0.02)
  Distributions from net realized gain                     0.00         0.00         0.00
                                                      ---------    ---------    ---------
TOTAL FROM DISTRIBUTIONS                                  (0.02)       (0.05)       (0.02)
                                                      ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                            $1.00        $1.00        $1.00
                                                      =========    =========    =========
TOTAL RETURN (NOT ANNUALIZED)                             2.23%        4.85%        1.52%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                      $74,767     $100,109     $176,942
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                 0.45%        0.43%        0.40%
  Ratio of net investment income to average net
    assets                                                4.40%        4.80%        5.17%
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses                     0.71%        0.63%        0.56%
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                                4.14%        4.60%        5.01%
------------------------------------------------------------------------------------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                     TREASURY PLUS MONEY MARKET FUND (2) (CONT.)
                                                                  CLASS E    INSTITUTIONAL CLASS
                              ------------------------------------------- ----------------------
                              (UNAUDITED)                                 (UNAUDITED)
                               SIX MONTHS                          PERIOD  SIX MONTHS
                                    ENDED YEAR ENDED YEAR ENDED     ENDED       ENDED YEAR ENDED
                                SEPT. 30,  MARCH 31,  MARCH 31, MARCH 31,   SEPT. 30,  MARCH 31,
                                     1999       1999       1998  1997 (3)        1999       1999
------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                               ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.02       0.05       0.05       0.00       0.02       0.05
  Net realized gain (loss)
    on investments                  0.00       0.00       0.00       0.00       0.00       0.00
                               ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02       0.05       0.05       0.00       0.02       0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)     (0.05)     (0.05)      0.00      (0.02)     (0.05)
  Distributions from net
    realized gain                   0.00       0.00       0.00       0.00       0.00       0.00
                               ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS           (0.02)     (0.05)     (0.05)      0.00      (0.02)     (0.05)
                               ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                           $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                               =========  =========  =========  =========  =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)                      2.13%      4.62%      4.99%      0.11%      2.33%      5.04%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $628,328   $584,451   $715,554   $820,657   $567,988   $493,987
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.65%      0.65%      0.65%      0.65%      0.25%      0.25%
  Ratio of net investment
    income to average net
    assets                         4.20%      4.54%      4.87%      4.86%      4.59%      4.92%
------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.81%      0.78%      0.84%      0.88%      0.45%      0.41%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.04%      4.41%      4.68%      4.63%      4.39%      4.76%
------------------------------------------------------------------------------------------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                       TREASURY PLUS MONEY
                                                                   MARKET FUND (3) (CONT.)
                                                               INSTITUTIONAL CLASS (CONT.)
                                                              ----------------------------
                                                                                SIX MONTHS
                                                                 YEAR ENDED          ENDED
                                                                  MARCH 31,      MARCH 31,
                                                                       1998       1997 (1)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $1.00          $1.00
                                                                ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       0.05           0.03
  Net realized gain (loss) on investments                            0.00           0.00
                                                                ---------      ---------
TOTAL FROM INVESTMENT OPERATIONS                                     0.05           0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                              (0.05)         (0.03)
  Distributions from net realized gain                               0.00           0.00
                                                                ---------      ---------
TOTAL FROM DISTRIBUTIONS                                            (0.05)         (0.03)
                                                                ---------      ---------
NET ASSET VALUE, END OF PERIOD                                      $1.00          $1.00
                                                                =========      =========
TOTAL RETURN (NOT ANNUALIZED)                                       5.41%          2.58%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                               $501,494       $449,647
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                           0.25%          0.25%
  Ratio of net investment income to average net assets              5.28%          5.11%
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                           0.40%          0.39%
Ratio of net investment income to average net assets prior
  to waived fees and reimbursed expenses                            5.13%          4.97%
------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.
(3) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                           TREASURY PLUS MONEY MARKET FUND (3) (CONT.)
                              INSTITUTIONAL CLASS (CONT.)                                SERVICE CLASS
                              --------------------------- --------------------------------------------
                                                          (UNAUDITED)
                                                   PERIOD  SIX MONTHS                       SIX MONTHS
                                 YEAR ENDED         ENDED       ENDED YEAR ENDED YEAR ENDED      ENDED
                                  SEPT. 30,     SEPT. 30,   SEPT. 30,  MARCH 31,  MARCH 31,  MARCH 31,
                                       1996      1995 (2)        1999       1999       1998   1997 (1)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                         $1.00         $1.00        $1.00      $1.00      $1.00      $1.00
                                ---------     ---------    ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                           0.05          0.01         0.02       0.05       0.05       0.02
  Net realized gain (loss)
    on investments                   0.00          0.00         0.00       0.00       0.00       0.00
                                ---------     ---------    ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                         0.05          0.01         0.02       0.05       0.05       0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               (0.05)        (0.01)       (0.02)     (0.05)     (0.05)     (0.02)
  Distributions from net
    realized gain                    0.00          0.00         0.00       0.00       0.00       0.00
                                ---------     ---------    ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS            (0.05)        (0.01)       (0.02)     (0.05)     (0.05)     (0.02)
                                ---------     ---------    ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                            $1.00         $1.00        $1.00      $1.00      $1.00      $1.00
                                =========     =========    =========  =========  =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)                       5.26%       5.51%**        2.23%      4.83%      5.20%      2.47%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $540,689       $36,443     $289,154   $447,886   $367,111   $483,401
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets              0.25%         0.26%        0.45%      0.45%      0.45%      0.45%
  Ratio of net investment
    income to average net
    assets                          5.21%         5.42%        4.39%      4.70%      5.07%      4.91%
------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                          0.59%         0.69%        0.71%      0.70%      0.65%      0.61%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                          4.87%         4.99%        4.13%      4.45%      4.87%      4.75%
------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.
(3) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                   TREASURY PLUS MONEY
                                                               MARKET FUND (1) (CONT.)
                                                                 SERVICE CLASS (CONT.)
                                                              ------------------------
                                                               YEAR ENDED   YEAR ENDED
                                                                SEPT. 30,    SEPT. 30,
                                                                     1996         1995
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $1.00        $1.00
                                                               ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                      0.05         0.05
  Net realized gain (loss) on investments                           0.00         0.00
                                                               ---------    ---------
TOTAL FROM INVESTMENT OPERATIONS                                    0.05         0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                             (0.05)       (0.05)
  Distributions from net realized gain                              0.00         0.00
                                                               ---------    ---------
TOTAL FROM DISTRIBUTIONS                                           (0.05)       (0.05)
                                                               ---------    ---------
NET ASSET VALUE, END OF PERIOD                                     $1.00        $1.00
                                                               =========    =========
TOTAL RETURN (NOT ANNUALIZED)                                      5.03%        5.42%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                            $1,340,325   $1,001,707
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                          0.45%        0.42%
  Ratio of net investment income to average net assets             4.98%        5.32%
--------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees
  and reimbursed expenses                                          0.60%        0.66%
Ratio of net investment income to average net assets prior
  to waived fees and reimbursed expenses                           4.83%        5.08%
--------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC., SUBSEQUENTLY RENAMED WELLS CAPITAL MANAGEMENT, INC.
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
  Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers thirty-one separate series. These financial statements represent the Prime Money Market and Treasury Plus Money Market Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Company.
  Prior to August 1, 1998 the Prime Money Market and Treasury Plus Money Market Funds were known as "Prime Money Market Mutual" and "Treasury Money Market Mutual" Funds, respectively.
  Effective at the close of business on December 12, 1997, the Funds of Overland Express, Inc. were consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund. Effective on September 6, 1996 the Pacifica Funds Trust was consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund.
  Each of the Funds offers Class A, Administrative Class, Institutional Class, and Service Class Shares. The Treasury Plus Money Market Fund also offers
Class E shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain and loss allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.
  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
  The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
  The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
  Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed at least annually.

FEDERAL INCOME TAXES
  Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 1998.
  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

DEFERRED ORGANIZATION COSTS
  Certain costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date each Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
  The Company has entered into an advisory contract on behalf of the Funds with WFB. Pursuant to the contract, WFB had agreed to provide the Funds with daily portfolio management. Under the contract, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.25% of the average daily net assets of each Fund. On August 1, 1998, Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, began acting as investment sub-

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

advisor to the Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of the Funds' average daily net assets up to $1 billion and 0.04% of the Funds' average daily net assets in excess of $1 billion. WCM's minimum annual fee is $120,000 for each Fund. This minimum annual fee does not increase the advisory fees paid by the Funds to WFB.
  The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB is responsible for providing portfolio accounting services for the Funds. Pursuant to the contract, WFB is entitled to a monthly base fee of $2,000 plus an annual fee of 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million. On June 3, 1999, WFB and Forum Accounting Services ("Forum") entered into an agreement, whereby WFB desires that Forum performs certain fund accounting services for WFB with respect to each Fund and Class thereof. A fixed monthly fee, and a basis point fee of 0.0025% of the average annual daily net assets of each Fund will also be charged. The Company, on behalf of the applicable Fund, reimburses Forum for all out-of-pocket and ancillary expenses reasonably incurred in providing the services described in the Sub Fund Accounting Agreement. On September 1, 1999, Forum began providing services for the Prime Money Market and Treasury Plus Money Market Funds.
  On June 4, 1999, the Company entered into contracts on behalf of each Fund with Norwest Bank Minnesota, N.A. ("Norwest Bank"), whereby Norwest Bank is responsible for providing custody services for the Funds. Pursuant to the contracts, Norwest Bank is entitled to a monthly fee for custody services at the annual rate of 0.0167% of the average daily net assets of each Fund and to an additional fixed fee for certain funds. Prior to June 4, 1999, WFB performed the above services for the same fees.
  On July 17, 1999, Boston Financial Data Services ("BFDS") replaced WFB as the transfer agent for the Company. Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of each Fund. WFB will continue to provide sub-transfer agency services to the Funds. Prior to July 17, 1999, the Company had entered into a contract on behalf of the Funds with WFB, whereby WFB provided transfer agency services for the Funds. Under the transfer agency contract, WFB was entitled to receive transfer agency fees at an annual rate of 0.10% of the average daily net assets of the Class A and Service Class shares of the Funds and the Class E shares of the Treasury Plus Money Market Fund, and 0.02% of the average daily net assets of the Administrative Class shares and Institutional Class shares of the Funds.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

  The transfer agency fees paid on behalf of the Funds for the six months ended September 30, 1999, were as follows:

                                        ADMINISTRATIVE              INSTITUTIONAL    SERVICE
FUND                          CLASS A            CLASS    CLASS E           CLASS      CLASS
--------------------------------------------------------------------------------------------
Prime Money Market Fund      $174,556       $30,514           N/A      $89,352      $393,185
Treasury Plus Money Market
  Fund                        181,112         5,591      $172,047       47,764       161,974

  The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A shares of the Funds and the Class E shares of the Treasury Plus Money Market Fund, 0.15% of the average daily net assets of the Administrative Class shares and 0.20% of the average daily net assets of the Service Class shares of the Funds.
  The shareholder servicing fees paid on behalf of the Funds for the six months ended September 30, 1999, were as follows:

                                               ADMINISTRATIVE
FUND                                 CLASS A            CLASS    CLASS E   SERVICE CLASS
----------------------------------------------------------------------------------------
Prime Money Market Fund             $840,927      $328,817           N/A    $1,325,663
Treasury Plus Money Market Fund      862,011        62,723      $835,378       498,082

  On March 25, 1999, the Company entered into an Administration Agreement with WFB on behalf of the Funds. Under the Administration Agreement, WFB will act as sole Administrator of the Funds and is entitled to receive monthly fees at an annual rate of 0.15% of the average daily net assets of the Funds. Prior to March 25, 1999, the Company had entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provided the Funds with administrative services. For these services, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets.
  The Company has adopted separate Distribution Plans for Class A shares of the Funds and Class E shares of the Treasury Plus Money Market Fund pursuant to
Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for the Class A shares of the Funds provides that each Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.05% of the average daily net assets attributable to the Class A shares.
  Under the Plan for Class E shares of the Treasury Plus Money Market Fund, the Fund may pay, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.10% of the average daily net assets attributable to its Class E shares.

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

  Each Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.
  For the six months ended September 30, 1999, the Treasury Plus Money Market Fund paid no distribution fees for the Class A shares. Distribution fees for the Class A shares of the Prime Money Market Fund for the six months ended
September 30, 1999, are disclosed in the Statement of Operations.
  The registration fees paid on behalf of the Funds for the six months ended September 30, 1999, were as follows:

                                              ADMINISTRATIVE              INSTITUTIONAL    SERVICE
FUND                                CLASS A            CLASS    CLASS E           CLASS      CLASS
--------------------------------------------------------------------------------------------------
Prime Money Market Fund             $3,453        $61,603          N/A       $1,792        $6,453
Treasury Plus Money Market Fund      7,309         40,151       $7,245        4,155         3,843

WAIVED FEES AND REIMBURSED EXPENSES
  All amounts shown as waived fees and reimbursed expenses on the Statement of Operations for the six months ended September 30, 1999, were waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens.
  Certain officers and one director of the Company are also officers of Stephens. As of September 30, 1999, Stephens owned 1,609,583 shares of the Prime Money Market Fund and 147,335 shares of the Treasury Plus Money Market Fund.

3. CAPITAL SHARE TRANSACTIONS
  As of September 30, 1999, there were over 242 billion shares of $0.001 par value capital stock authorized by the Company. As of September 30, 1999, each Fund was authorized to issue 10 billion shares of $0.001 par value capital stock for each class of shares.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

  Capital share transactions for the Funds were as follows:

                                                          PRIME MONEY MARKET FUND
                                                 --------------------------------
                                                     (UNAUDITED)
                                                     FOR THE SIX          FOR THE
                                                    MONTHS ENDED       YEAR ENDED
                                                  SEPT. 30, 1999   MARCH 31, 1999
---------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                           1,386,504,172    3,566,811,184
  Shares issued in reinvestment of dividends --
    Class A                                            2,696,837        7,603,683
  Shares redeemed -- Class A                      (1,483,050,777)  (3,589,517,754)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 -- CLASS A                                          (93,849,768)     (15,102,887)
  Shares sold -- Administrative Class                801,755,996    1,792,211,104
  Shares issued in reinvestment of dividends --
    Administrative Class                              11,108,370       27,149,796
  Shares redeemed -- Administrative Class           (918,645,406)  (1,953,181,855)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 -- ADMINISTRATIVE CLASS                            (105,781,040)    (133,820,955)
  Shares sold -- Institutional Class              24,131,440,370   10,313,551,923
  Shares issued in reinvestment of dividends --
    Institutional Class                               16,511,504       19,732,250
  Shares redeemed -- Institutional Class         (24,615,842,236)  (9,431,689,997)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 -- INSTITUTIONAL CLASS                             (467,890,362)     901,594,176
  Shares sold -- Service Class                     2,096,987,938    2,945,429,480
  Shares issued in reinvestment of dividends --
    Service Class                                     24,601,508       20,604,434
  Shares redeemed -- Service Class                (1,737,092,198)  (2,505,257,696)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 -- SERVICE CLASS                                    384,497,248      460,776,218

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

                                                  TREASURY PLUS MONEY MARKET FUND
                                                 --------------------------------
                                                     (UNAUDITED)
                                                     FOR THE SIX          FOR THE
                                                    MONTHS ENDED       YEAR ENDED
                                                  SEPT. 30, 1999   MARCH 31, 1999
---------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                           1,106,353,677    1,880,148,228
  Shares issued in reinvestment of dividends --
    Class A                                            2,680,280        4,574,374
  Shares redeemed -- Class A                      (1,066,755,646)  (1,722,403,471)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 -- CLASS A                                           42,278,311      162,319,131
  Shares sold -- Administrative Class                 70,547,603      211,237,826
  Shares issued in reinvestment of dividends --
    Administrative Class                               2,079,789        6,183,801
  Shares redeemed -- Administrative Class            (97,969,603)    (294,254,788)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 -- ADMINISTRATIVE CLASS                             (25,342,211)     (76,833,161)
  Shares sold -- Class E                             757,333,745    1,690,444,889
  Shares issued in reinvestment of dividends --
    Class E                                                    1                0
  Shares redeemed -- Class E                        (713,456,607)  (1,821,543,593)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 -- CLASS E                                           43,877,139     (131,098,704)
  Shares sold -- Institutional Class              25,808,059,952    5,020,036,817
  Shares issued in reinvestment of dividends --
    Institutional Class                                7,101,906        5,523,692
  Shares redeemed -- Institutional Class         (25,741,162,218)  (5,033,058,755)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 -- INSTITUTIONAL CLASS                               73,999,640       (7,498,246)
  Shares sold -- Service Class                     1,843,924,738    3,847,684,188
  Shares issued in reinvestment of dividends --
    Service Class                                      3,941,144        5,368,260
  Shares redeemed -- Service Class                (2,006,595,246)  (3,772,268,891)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
 -- SERVICE CLASS                                   (158,729,364)      80,783,557

4. SUBSEQUENT EVENTS
  On March 25, 1999, the Board of Directors of the Company approved the reorganization of the Funds into new portfolios of Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Company with the Norwest Advantage Funds following last November's merger of Wells Fargo & Company and Norwest Corporation. The Company presented the reorganization to Company's shareholders and gained approval at a special shareholders' meeting in August, 1999. At the close of business November 5, 1999, the Stagecoach Prime Money Market Fund (Classes I, Admin, and Service) and Norwest Advantage Cash Investment Fund were reorganized to form the Wells Fargo Cash Investment Money Market Fund. The Stagecoach Treasury Plus Money Market Fund (Classes I, Admin, and Service) and Norwest Advantage Treasury Plus Fund were reorganized to form the Wells Fargo Treasury Plus Institutional Money Market Fund. These financial statements are applicable to the Wells Fargo Funds having former Stagecoach Funds as accounting survivors. Please see your Wells Fargo Funds prospectus for details about your Fund.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS
  The required majority of shareholders of each Fund voted to approve the reorganization of their Fund into a Fund of the Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Stagecoach Fund family and the Norwest Advantage Fund family after the merger of Wells Fargo & Company and Norwest Corporation in November, 1998. Under the reorganization, each of the Money Market Funds listed below will transfer all of its assets and liabilities to a corresponding Wells Fargo Funds Trust Fund.

FUND                                            FOR       AGAINST       ABSTAIN
-------------------------------------------------------------------------------
Prime Money Market                    1,848,974,930    42,370,079    51,408,782
Treasury Plus Money Market            1,483,214,344    26,470,452    14,389,361

                                                           LIST OF ABBREVIATIONS
------------------------------------------------------------------------

  The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG                           --    Association of Bay Area Governments
ADR                            --    American Depository Receipts
AMBAC                          --    American Municipal Bond Assurance Corporation
AMT                            --    Alternative Minimum Tax
ARM                            --    Adjustable Rate Mortgages
BART                           --    Bay Area Rapid Transit
CDA                            --    Community Development Authority
CDSC                           --    Contingent Deferred Sales Charge
CGIC                           --    Capital Guaranty Insurance Company
CGY                            --    Capital Guaranty Corporation
CMT                            --    Constant Maturity Treasury
COFI                           --    Cost of Funds Index
CONNIE LEE                     --    Connie Lee Insurance Company
COP                            --    Certificate of Participation
CP                             --    Commercial Paper
CTF                            --    Common Trust Fund
DW&P                           --    Department of Water & Power
DWR                            --    Department of Water Resources
EDFA                           --    Education Finance Authority
FGIC                           --    Financial Guaranty Insurance Corporation
FHA                            --    Federal Housing Authority
FHLB                           --    Federal Home Loan Bank
FHLMC                          --    Federal Home Loan Mortgage Corporation
FNMA                           --    Federal National Mortgage Association
FRN                            --    Floating Rate Notes
FSA                            --    Financial Security Assurance, Inc
GNMA                           --    Government National Mortgage Association
GO                             --    General Obligation
HFA                            --    Housing Finance Authority
HFFA                           --    Health Facilities Financing Authority
IDA                            --    Industrial Development Authority
LIBOR                          --    London Interbank Offered Rate
LLC                            --    Limited Liability Corporation
LOC                            --    Letter of Credit
LP                             --    Limited Partnership
MBIA                           --    Municipal Bond Insurance Association
MFHR                           --    Multi-Family Housing Revenue
MUD                            --    Municipal Utility District
MTN                            --    Medium Term Note
PCFA                           --    Pollution Control Finance Authority
PCR                            --    Pollution Control Revenue
PFA                            --    Public Finance Authority
PLC                            --    Private Placement
PSFG                           --    Public School Fund Guaranty
RAW                            --    Revenue Anticipation Warrants
RDA                            --    Redevelopment Authority
RDFA                           --    Redevelopment Finance Authority
R&D                            --    Research & Development
SFMR                           --    Single Family Mortgage Revenue
TBA                            --    To Be Announced
TRAN                           --    Tax Revenue Anticipation Notes
USD                            --    Unified School District
V/R                            --    Variable Rate
WEBS                           --    World Equity Benchmark Shares

Wells Fargo Bank, N.A. provides investment advisory services, shareholder services and/ or certain other services for the Stagecoach Funds. Wells Capital Management Incorporated ("WCM") provides investment sub-advisory services for certain Stagecoach Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and WCM are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

-C- Stagecoach Funds

STAGECOACH FUNDS-Registered Trademark-
P.O. Box 7066
San Francisco, CA 94120-7066

DATED MATERIAL
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